Shareholders' Equity	6 Months Ended
Jun. 30, 2019
Shareholders' Equity [Abstract]
Shareholders' Equity

6.    Shareholders’ Equity

Under the terms of our 2011 Incentive Plan (the “Plan”), the number of shares authorized under the Plan may be increased each January 1st by an amount equal to the lesser of (a) 1,300,000 shares, (b) 4.0% of our outstanding common stock as of the end of our immediately preceding fiscal year, and (c) a lesser amount determined by the Board of Directors (the “Board”), provided that the number of shares that may be granted pursuant to awards in a single year may not exceed 10% of our outstanding shares of common stock on a fully diluted basis as of the end of the immediately preceding fiscal year. As of June 30, 2019, the total number of shares of common stock authorized under the Plan was 10,784,032 shares.

Under the terms of the Plan, the Board may grant awards to employees, officers, directors, consultants, agents, advisors and independent contractors. Awards may consist of stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards or other stock or cash-based awards. Stock options are granted with an exercise price equal to  the closing price of our stock on the date of grant, and generally have a ten-year term and vest over a period of 48 months with the first 25% of the shares subject to the option vesting one year from the grant date and the remaining 75% of the shares subject to the option vesting in equal monthly increments over the subsequent 36 months. Restricted stock awards generally vest over one year. As of June 30, 2019, there were 5,916,665 shares of unissued common stock authorized and available for future awards under the Plan.

(a)	Stock options:

A summary of our stock option activity is as follows:

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2019	3,825,083	$0.48
Options granted	205,000	0.28
Options exercised	(65,445)	0.40
Options cancelled/expired	(203,753)	0.40
Balance at June 30, 2019	3,760,885	$0.46
Exercisable, June 30, 2019	3,163,718	$0.47
Vested and expected to vest	3,609,060	$0.46

(b)	Restricted stock awards:

Effective as of January 1, 2018, equity compensation for non-employee director service is an annual restricted stock unit award that vests over one year, the number of shares underlying such award is determined by dividing $15,000 by the closing share price on the date of grant (which shall be the first business day in January in each calendar year); when joining the Board each  non-employee director shall receive an initial restricted stock unit award that vests over one year, the number of shares underlying such award be determined by dividing $15,000 by the Company’s closing stock price on the date of grant (which shall be the first trading day following the date on which such director is appointed), prorated based on the date on which such director is appointed.

A summary of our restricted stock activity is as follows:

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2019	253,363	$0.31	9.4
Granted	358,560	0.25	—
Vested	(121,623)	0.37	—
Cancelled/expired	(175,910)	0.26	—
Non-vested restricted stock at June 30, 2019	314,390	$0.26	9.4

We withheld a total of 10,135 shares as payment for withholding taxes due in connection with the vesting of restricted stock awards during the six months ended June 30, 2019, and the average price paid per share of $0.25 reflects the average market value per share of the shares withheld for tax purposes.

(c)Stock-based compensation expense:

Stock-based compensation expense is recognized using the straight-line attribution method over the employees’ requisite service period. We recognize compensation expense for only the portion of stock options or restricted stock expected to vest. Therefore, we apply estimated forfeiture rates that are derived from historical employee attrition. If the actual number of forfeitures differs from those estimated by management, additional adjustments to stock-based compensation expense may be required in future periods.

At June 30, 2019, we had unrecognized compensation expense related to stock options and non-vested restricted stock of $135,000 to be recognized over a weighted-average period of 1.5 years.

The following table summarizes the stock-based compensation expense (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Type of awards:
Stock options	$23	$30	$55	$61
Restricted stock	3	4	34	22
	$26	$34	$89	$83

Income statement account:
Selling and marketing	$10	14	$25	$29
General and administrative	16	20	64	54
	$26	$34	$89	$83

We employ the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Six months ended June 30,
	2019		2018
Expected dividend yield	—		—
Expected stock price volatility	65.4%		67.0%
Risk-free interest rate	2.6%		2.6%
Expected term (in years)	6.0	years	5.6	years
Weighted-average grant date fair-value	$0.17		$0.23

The aggregate intrinsic value of stock options outstanding at June 30, 2019 and 2018 was approximately $480,000 and $2,000, respectively, and for options exercisable was $308,000 and $2,000, respectively. The intrinsic value of outstanding and exercisable stock options is calculated as the quoted market price of the stock at the balance sheet date less the exercise price of the option. There were 65,445 options exercised with an aggregate intrinsic value of $20,000 during the six months ended June 30, 2019. There were no options exercised during the six months ended June 30, 2018.